UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-4915

                          DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

  200 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)           (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 S. Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders follows.

DNP Select
Income Fund Inc.

Semi-Annual Report April 30, 2015

     Fund Distributions and Managed Distribution Plan: DNP Select Income Fund Inc. (the “Fund”) has been paying a regular 6.5 cent per share monthly distribution on its common stock since July 1997. In February 2007, the Board of Directors adopted a Managed Distribution Plan, which provides for the Fund to continue to make a monthly distribution on its common stock of 6.5 cents per share. Under the Managed Distribution Plan, the Fund will distribute all available investment income to shareholders, consistent with the Fund’s primary investment objective. If and when sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return capital to its shareholders in order to maintain the steady distribution level that has been approved by the Board.

     If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

     To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

     Whenever a monthly distribution includes a capital gain or return of capital component, the Fund will provide you with a written statement indicating the sources of the distribution and the amount derived from each source. As the most recent monthly statement from the Fund indicated, the cumulative distributions paid this fiscal year to date through May 11 were estimated to be composed of net investment income and capital gains.

     The amounts and sources of distributions reported monthly in statements from the Fund are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

     The Board reviews the operation of the Managed Distribution Plan on a quarterly basis, with the most recent review having been conducted in June 2015, and retains an independent consultant to review the Managed Distribution Plan annually. The Board may amend, suspend or terminate the Managed Distribution Plan without prior notice to shareholders if it deems such action to be in the best interests of the Fund and its shareholders. For example, the Board might take such action if the Managed Distribution Plan had the effect of shrinking the Fund’s assets to a level that was determined to be detrimental to Fund shareholders. The suspension or termination of the Managed Distribution Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value), widening an existing trading discount, or decreasing an existing premium.

     The Managed Distribution Plan is described in a Question and Answer format on your Fund’s website, www.dnpselectincome.com. The tax characterization of the Fund’s distributions for the last 5 years can also be found on the website under the “Tax Information” tab.

June 18, 2015

Dear Fellow Shareholders:

     Performance Review: Consistent with its primary objective of current income and long-term growth of income, and its Managed Distribution Plan, the Fund declared six monthly distributions of 6.5 cents per share of common stock during the first six months of the 2015 fiscal year. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, which is equal to 7.30% of the April 30, 2015, closing price of $10.68 per share. Please refer to the inside front cover of this report and the portion of this letter captioned “About Your Fund” for important information about the Fund and its Managed Distribution Plan.

     Your Fund had a total return (income plus change in market price) of 6.0% for the six months ended April 30, 2015, which is higher than the -0.5% total return of the composite of the S&P 500® Utilities Index and the Barclays U.S. Utility Bond Index, weighted to reflect the stock and bond ratio of the Fund. In comparison, the S&P 500® Utilities Index — a stock-only index — had a total return of -1.1%.

     On a longer-term basis, as of April 30, 2015, your Fund had a five-year annualized total return of 11.7%, which is less than the 14.5% return of the composite of the S&P 500® Utilities Index and the Barclays U.S. Utility Bond Index, weighted to reflect the stock and bond ratio of the Fund. In comparison, the S&P 500® Utilities Index had an annualized total return during that period of 12.3%.

     The table below compares the performance of your Fund to various market benchmarks. It is important to note that the composite and index returns referred to in this letter include no fees or expenses, whereas the Fund’s returns are net of expenses.

Total Return[1] For the period indicated through April 30, 2015
	Six Months	One Year	Three Years (annualized)	Five Years (annualized)
DNP Select Income Fund Inc.
Market Value[2]	6.0%	16.2%	8.0%	11.7%
Net Asset Value[3]	–1.1%	7.6%	14.8%	16.7%
Composite Index[4]	–0.5%	6.2%	10.5%	14.5%
S&P 500® Utilities Index[4]	–1.1%	6.1%	11.7%	12.3%
Barclays U.S. Utility Bond Index[4]	3.0%	6.9%	4.8%	6.8%

[1]	Past performance is not indicative of future results. Current performance may be lower or higher than performance in historical periods.
[2]	Total return on market value assumes a purchase of common stock at the opening market price on the first business day and a sale at the closing market price on the last business day of the period shown in the table and assumes reinvestment of dividends at the actual reinvestment prices obtained under the terms of the Fund’s dividend reinvestment plan. In addition, when buying or selling stock, you would ordinarily pay brokerage expenses. Because brokerage expenses are not reflected in the above calculations, your total return net of brokerage expenses would be lower than the total return on market value shown in the table. Source: Administrator of the Fund.
[3]	Total return on NAV uses the same methodology as is described in note 2, but with use of NAV for beginning, ending and reinvestment values. Because the Fund’s expenses (ratios detailed on page 15 of this report) reduce the Fund’s NAV, they are already reflected in the Fund’s total return on NAV shown in the table. NAV represents the underlying value of the Fund’s net assets, but the market price per share may be higher or lower than NAV. Source: Administrator of the Fund.
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[4]	The Composite Index is a composite of the returns of the S&P 500® Utilities Index and the Barclays U.S. Utility Bond Index, weighted to reflect the stock and bond ratio of the Fund. The indices are calculated on a total return basis with dividends reinvested. Indices are unmanaged; their returns do not reflect any fees, expenses or sales charges; and they are not available for direct investment. Performance returns for the S&P 500® Utilities Index and Barclays U.S. Utility Bond Index were obtained from Bloomberg LP.

     Interest Rate Sensitivity: In recent years, the perception that short-term interest rates would remain near zero has been an important catalyst for the capital markets and has tended to increase investment valuations and total returns. Although in the first quarter of 2015, the U.S. economy suffered from several one-time events that suppressed growth (unusually cold weather, a West Coast dock strike, low oil prices, and a surging dollar), as the year goes on, your Fund managers and most market participants expect the economy will improve to a more normal level. This is also the stated expectation of the Federal Open Market Committee (the “Fed”), the committee within the Federal Reserve that sets domestic monetary policy. However, hand-in-hand with improved economic expectations is a market consensus that the Fed will be less accommodative later this year or early next year and that interest rates could rise.

     If the capital markets became more concerned about the timing and magnitude of interest rate increases, investment values could become volatile. In 2013, for example, then-Federal Reserve Chairman Ben Bernanke testified before Congress that the Fed would likely start slowing, or “tapering,” its pace of bond purchases later in the year, depending on continued economic improvement. Bond yields jumped and prices of investments fell. Similarly, from mid-February to mid-May 2015, investor perception about the possible proximity of Fed policy tightening pushed bond yields up half a percentage point and temporarily stalled the advance in the stock market.

     The Securities and Exchange Commission (the “SEC”) wants investors to have as complete and transparent information about their investments as possible, and is considering adopting new rules that would require bond funds to report additional information to shareholders regarding the sensitivity of their portfolios to interest-rate changes. The motive for interest rate sensitivity disclosure is concern that investors might be surprised about the potential adverse effects of rising interest rates on their holdings. Although your Fund is primarily composed of stocks, with only about 15% of its total assets invested in bonds, it is still beneficial to consider how it might be affected by rising interest rates.

     Virtually every investment choice has a valuation element related to interest rates through time. An investment has time value, of course, because a dollar of investment return received at a later date has less value to an investor than the same dollar received at an earlier date. The value of a bond is a relatively straightforward application of the time value of money. Bond coupons and maturities define future cash flows, which are discounted based on the time they are to be received at a rate reflecting their perceived risk. As the discounting interest rate changes, the bond value changes. The sensitivity of a bond’s price to a change in interest rates is referred to as its “duration.” Specifically, a one percentage point change in a bond’s discount rate will change its price by a percent equal to its duration.

     In the current environment, a three-month Treasury bill has a duration of 0.3 years and would experience a price change of about 0.3% if its yield changed one percentage point overnight. A ten-year U.S. Treasury note has a duration of about 8.9 years and its price would change about 8.9% under the same circumstances. A 30-year Treasury bond would change price by about 19.7% under the same circumstances. During an investment holding period with rising rates, coupon payments have the effect of supporting total return by offsetting some of the impact of price declines. Nonetheless, it is clear that investors need to understand the price sensitivity of their fixed income

2

holdings to changes in interest rates in order to make better risk tolerance judgements. If the SEC rulemaking initiative is implemented, you will likely see more funds reporting the duration of their bond portfolios in the future.

     Your Fund’s fixed income investments have a duration of about five years. The Barclays Utility Bond Index has a duration of over nine years. Although the Fund’s fixed income investments could be viewed as defensive in comparison to the Barclays Index and long-term bonds in general — because a relatively shorter duration should result in less volatility in the event of a change in interest rates — they nonetheless remain sensitive to changing interest rates.

     Stock analysts also use interest rate discounting techniques to help estimate the value of a company’s shares. But unlike the known cash flow expectations from a bond, stock analysts must estimate future corporate earnings and dividends — which can grow or fall — and estimate the rate by which to discount those cash flows. In addition, the underlying reasons for changes in interest rates can have a strong influence on stock values. For example, if interest rates are rising because the economy is strong, share prices can also rise. If interest rates are falling because the economy is weak, share prices can fall. History shows that the relationship between the S&P 500® Index and long-term Treasury yields, for example, can swing from negative to positive and back over time, depending on economic conditions.

     Income oriented stocks, including your Fund’s holdings in utility stocks and interests in master limited partnerships (“MLPs”), can behave somewhat differently from other companies’ stocks. Utilities tend to have stable earnings, relatively high dividends, and moderate growth. Rising interest rates could have a greater impact on these higher yielding and slower growing companies, whose bond-like consistent dividends represent a greater proportion of total return than companies with less yield and faster growth.

     MLPs, which constitute about 15% of the Fund’s total assets, can offer investors both higher yield and historically higher growth. Accordingly, their values can be sensitive to changes in interest rates in varying degrees, due to differences in growth and distribution rates among the companies. During the 2003 to 2006 rising interest rate period, MLPs that grew their distributions to shareholders the most advanced with the broader stock market, while MLPs unable to grow distributions as quickly did not. Currently, the decline in energy prices appears to be having a greater effect on MLP prices than the perception that interest rates may rise, although different expectations for growth among different companies remain a differentiating factor.

     The prolonged period of the Fed’s accommodative monetary policy and low interest rates has been beneficial for shareholders of the Fund. Investment values have risen appreciably, and leverage has consistently contributed to the Fund’s distributions (see About Your Fund below for a more thorough review of the impact of interest rate levels and changes in interest rates on leverage). However, at some point in the future, the market and economic environment will change and interest rates will be higher than they are now, which will have uncertain and uneven effects on stocks, bonds, and your Fund. Your Fund managers seek to provide as much information as possible through disclosure of our strategy and the Fund’s holdings, and our expectations regarding possible outcomes. We will continue to implement an investment philosophy focused on high quality companies with visible and consistent earnings and dividend growth.

3

     Board of Directors Meeting: At the regular June 18, 2015 Board of Directors’ meeting, the Board declared the following monthly dividends:

Cents Per Share	Record Date	Payable Date
6.5	July 31	August 10
6.5	August 31	September 10
6.5	September 30	October 13

     The Annual Shareholder Meeting: The annual meeting of the Fund’s shareholders was held on June 18, 2015. At that meeting, holders of the Fund’s common stock reelected Donald C. Burke, Stewart E. Conner, Eileen A. Moran, and David J. Vitale as directors of DNP.

     About Your Fund: The Fund seeks to achieve its investment objectives by investing primarily in the public utility industry. Under normal market conditions, more than 65% of the Fund’s total assets are invested in a diversified portfolio of equity and fixed income securities of public utility companies engaged in the production, transmission or distribution of electric energy, gas or telephone services. The Fund does not currently use derivatives and has no investments in complex or structured investment vehicles.

     The Fund seeks to provide investors with a stable monthly dividend that is primarily derived from current fiscal year earnings and profits. The Fund has adopted a Managed Distribution Plan, which is described on the inside front cover of this report and in a Question and Answer format on the Fund’s website, www.dnpselectincome.com.

     The use of leverage enables the Fund to borrow at short-term rates and invest at longer-term rates. As of April 30, 2015, the Fund’s leverage consisted of $300 million of preferred stock and $700 million of debt. On that date the total amount of leverage represented approximately 27% of the Fund’s total assets. The amount and type of leverage used is reviewed by the Board of Directors based on the Fund’s expected earnings relative to the anticipated costs (including fees and expenses) associated with the leverage. In addition, the long-term expected benefits of leverage are weighed against the potential effect of increasing the volatility of both the Fund’s net asset value and the market value of its common stock. Historically, the tendency of the U.S. yield curve to exhibit a positive slope (i.e., long-term rates higher than short-term rates) has fostered an environment in which leverage can make a positive contribution to the earnings of the Fund. There is no assurance that this will continue to be the case in the future. A decline in the difference between short-term and long-term rates could have an adverse affect on the income provided from leverage. Prolonged periods of low longer-term interest rates can result in modest reinvestment opportunities for the fixed income portion of the portfolio and could also adversely affect the income provided from leverage. If the use of leverage were to cease being beneficial, the amount and type of leverage employed by the Fund could potentially be modified or eliminated.

4

     Automatic Distribution Reinvestment Plan and Direct Deposit Service: The Fund has a distribution reinvestment plan available as a benefit to all registered common shareholders and also offers direct deposit service through electronic funds transfer to all registered common shareholders currently receiving a monthly distribution check. These services are offered through Computershare. For more information and/or an authorization form on automatic distribution reinvestment or direct deposit, please contact Computershare (1.877.381.2537 or www.computershare.com/investor). Information on these services is also available on the Fund’s website at the address noted below.

     Visit us on the Web: You can obtain the most recent shareholder financial reports and distribution information at our website, www.dnpselectincome.com.

     We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

Nathan I. Partain, CFA
Director, President, and
Chief Executive Officer

     Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein, are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

5

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
April 30, 2015
(Unaudited)

Shares	Description	Value (Note 2)
COMMON STOCKS & MLP INTERESTS—114.7%
	■ ELECTRIC, GAS AND WATER—68.4%
1,500,000	Alliant Energy Corp.(a)	$90,705,000
1,800,000	Ameren Corp.	73,692,000
900,000	American Electric Power
	Company, Inc.	51,183,000
1,000,000	American Water
	Works Co.	54,520,000
3,071,300	CenterPoint
	Energy Inc.(a)	64,405,161
2,500,000	CMS Energy Corp.(a)	84,825,000
1,100,000	Dominion Resources,
	Inc.(a)	78,848,000
1,000,000	DTE Energy Co.(a)(b)	79,630,000
1,000,000	Duke Energy Corp.	77,570,000
2,000,000	Eversource Energy(a)(b)	97,520,000
2,500,000	Great Plains
	Energy Inc.(a)(b)	65,450,000
1,000,000	NextEra Energy,
	Inc.(a)(b)	100,930,000
1,900,000	NiSource Inc.	82,498,000
800,000	Northwest Natural
	Gas Co.	37,360,000
2,300,000	OGE Energy Corp.	75,164,000
1,000,000	Piedmont Natural
	Gas Co.	37,440,000
2,000,000	Portland General
	Electric Co.	70,320,000
2,000,000	PPL Corp.(a)	68,060,000
1,800,000	Public Service Enterprise
	Group Inc.(a)	74,772,000
1,900,000	Questar Corp.(a)(b)	44,536,000
900,000	Sempra Energy(a)(b)	95,553,000
1,500,000	Southern Co.(a)(b)	66,450,000
1,500,000	Vectren Corp.(a)(b)	64,755,000
2,000,000	Westar Energy, Inc.(a)(b)	75,300,000
1,000,000	WGL Holdings Inc.	55,010,000
2,400,000	Xcel Energy Inc.(a)(b)	81,384,000
		1,847,880,161

Shares	Description	Value (Note 2)
	■ OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION—31.5%
305,000	Antero Midstream
	Partners LP	$7,625,000
620,000	Columbia Pipeline
	Partners LP	16,771,000
357,000	DCP Midstream
	Partners LP	14,565,600
254,800	Dominion Midstream
	Partners, LP	10,408,580
684,000	Enbridge Energy
	Partners LP	25,403,760
1,600,000	Enbridge Inc.
	(Canada)(a)(b)	83,728,000
520,266	Energy Transfer
	Equity LP	34,680,932
422,911	Energy Transfer
	Partners LP	24,435,798
800,000	EnLink Midstream
	Partners LP	20,584,000
766,000	Enterprise Products
	Partners LP	26,235,500
251,000	EQT Midstream
	Partners LP	22,138,200
380,000	GasLog Partners LP
	(Marshall Islands)	10,837,600
407,000	Genesis Energy LP	20,231,970
1,600,526	Kinder Morgan Inc.(a)	68,742,592
400,090	Magellan Midstream
	Partners LP	33,407,515
396,500	MarkWest Energy
	Partners LP	26,747,890
160,000	NuStar Energy LP	10,748,800
257,000	ONEOK Partners LP	10,781,150
475,610	Plains All American
	Pipeline LP	23,832,817
400,000	Plains GP Holdings
	LP-CL A	11,760,000
230,625	Shell Midstream
	Partners LP	9,268,819
1,915,000	Spectra Energy Corp.(a)	71,333,750
379,000	Sunoco Logistics
	Partners LP	16,812,440

The accompanying notes are an integral part of these financial statements.

6

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2015
(Unaudited)

Shares	Description	Value (Note 2)
500,000	Tallgrass Energy
	Partners LP	$24,600,000
90,000	Targa Resources Corp.	9,447,300
476,000	Targa Resources
	Partners LP	21,629,440
402,229	Tesoro Logistics LP	22,536,891
1,000,000	TransCanada Corp.
	(Canada)(a)	46,420,000
162,440	Valero Energy
	Partners LP	8,216,215
366,460	Westlake Chemical
	Partners LP	10,561,377
294,000	Western Gas
	Partners LP	21,429,660
1,050,000	The Williams
	Companies, Inc.(a)(b)	53,749,500
614,291	Williams Partners LP	30,345,975
		850,018,071
	■ TELECOMMUNICATIONS—14.8%
1,708,260	AT&T Inc.(a)	59,174,126
939,200	BCE Inc. (Canada)(a)	41,428,112
800,000	CenturyLink Inc.	28,768,000
800,000	Communications Sales &
	Leasing, Inc.	24,064,000
630,000	Crown Castle
	International Corp.	52,623,900
3,518,491	Frontier Communications
	Corp.(a)	24,136,848
1,000,000	Orange SA (France)	16,516,905
1,094,800	Telus Corp. (Canada)	37,718,063
1,560,089	Verizon Communications
	Inc.(a)(b)	78,690,889
782,200	Vodafone Group Plc ADR
	(United Kingdom)	27,533,440
666,666	Windstream
	Holdings, Inc.	7,786,659
		398,440,942
	Total Common Stocks &
	MLP Interests
	(Cost $2,337,755,938)	3,096,339,174

Shares	Description	Value (Note 2)
PREFERRED STOCKS—1.6%
	■ UTILITY—0.1%
50,000	Exelon Corp. 6 1/2%,
	due 6/01/17	$2,463,500
		2,463,500
	■ NON-UTILITY—1.5%
600,000	Realty Income Corp.
	6 5/8% Series F Perpetual	15,756,000
400,000	Regency Centers Corp.
	6 5/8% Series 6 Perpetual	10,352,000
234,900	Vornado Realty Trust
	6 5/8% Series G Perpetual	5,973,507
350,000	Vornado Realty Trust
	6 5/8% Series I Perpetual	8,851,500
		40,933,007
	Total Preferred Stocks
	(Cost $41,036,811)	43,396,507

Par Value
BONDS—18.9%

	■ ELECTRIC, GAS AND WATER—9.8%
$22,000,000	Arizona Public Service Co.
	6 7/8%, due 8/01/36(a)(b)	29,627,048
10,450,000	Atmos Energy Corp. 8 1/2%,
	due 3/15/19(a)(b)	12,861,682
11,000,000	Cleveland Electric
	Illuminating Co. 8 7/8%,
	due 11/15/18(a)(b)	13,502,698
6,750,000	Commonwealth Edison
	Company 6.95%,
	due 7/15/18	7,781,265
15,305,000	Consolidated Edison
	Co. of New York 7 1/8%,
	due 12/01/18(a)(b)	18,168,520
9,354,000	Dominion Resources,
	Inc. 6.40%, due
	6/15/18(a)(b)	10,668,677
10,000,000	DPL Capital Trust II 8 1/8%,
	due 9/01/31	10,444,670

The accompanying notes are an integral part of these financial statements.

7

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2015
(Unaudited)

Par Value	Description	Value (Note 2)
$20,000,000	Entergy Texas Inc. 7 1/8%,
	due 2/01/19(a)(b)	$23,675,880
14,376,000	Exelon Generation
	Co. LLC 6.20%,
	due 10/01/17(a)(b)	15,857,246
10,000,000	Georgia Power Co. 5.70%,
	due 6/01/17(a)(b)	10,941,300
10,618,000	Indiana Michigan
	Power Co. 7.00%,
	due 3/15/19(a)(b)	12,590,633
5,000,000	Metropolitan Edison Co.
	7.70%, due 1/15/19	5,945,690
12,000,000	National Fuel Gas Co.
	8 3/4%, due 5/01/19(a)(b)	14,614,848
3,350,000	Nevada Power Co. 7 1/8%,
	due 3/15/19	3,989,301
11,315,000	NextEra Energy Capital
	Holdings, Inc. 7 7/8%,
	due 12/15/15(a)(b)	11,794,292
10,345,000	Oncor Electric Delivery
	Co. LLC 7.00%,
	due 9/01/22	13,187,434
5,000,000	PPL Energy Supply LLC
	6 1/2%, due 5/01/18	5,337,400
14,000,000	Progress Energy Inc. 7.05%,
	due 3/15/19(a)(b)	16,644,082
5,130,000	Public Service New Mexico
	7 1/2%, due 8/01/18	5,922,903
15,169,000	Sempra Energy 6 1/2%,
	due 6/01/16(a)(b)	16,084,586
5,000,000	Sempra Energy 6.15%,
	due 6/15/18	5,666,670
		265,306,825

	■ OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION—4.9%
6,488,000	Energy Transfer Partners
	7.60%, due 2/01/24	8,075,166
8,850,000	Energy Transfer Partners
	8 1/4%, due 11/15/29	11,781,518

Par Value	Description	Value (Note 2)
$5,000,000	Enterprise Products
	Operating LLC 6 1/2%,
	due 1/31/19	$5,788,760
12,826,000	EQT Corp. 8 1/8%,
	due 6/01/19(a)(b)	15,277,395
8,030,000	Kinder Morgan, Inc.
	6.85%, due 2/15/20	9,396,995
14,445,000	Magellan Midstream
	Partners, LP 6.40%,
	due 7/15/18(a)(b)	16,206,553
11,000,000	ONEOK, Inc. 6.00%,
	due 6/15/35	10,546,382
9,000,000	ONEOK Partners, LP
	8 5/8%, due 3/01/19	10,793,907
12,940,000	Spectra Energy
	Capital, LLC 6.20%,
	due 4/15/18	14,340,224
2,615,000	Spectra Energy
	Capital, LLC 6 3/4%,
	due 7/15/18	2,944,542
9,140,000	TransCanada PipeLines
	Ltd. (Canada) 7 1/8%,
	due 1/15/19	10,757,762
14,380,000	Williams Partners, LP 7 1/4%,
	due 2/01/17(a)(b)	15,740,449
		131,649,653
	■ TELECOMMUNICATIONS—3.8%
10,000,000	BellSouth Capital
	Funding Corp. 7 7/8%,
	due 2/15/30(a)(b)	13,360,350
15,000,000	CenturyLink Inc. 6 7/8%,
	due 1/15/28	15,360,353
5,900,000	Comcast Corp. 7.05%,
	due 3/15/33	7,992,417
15,000,000	Koninklijke KPN NV
	(Netherlands) 8 3/8%,
	due 10/01/30(a)(b)	21,448,350
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15(a)(b)	10,193,280
5,000,000	TCI Communications Inc.
	7 1/8%, due 2/15/28	6,760,830

The accompanying notes are an integral part of these financial statements.

8

     DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2015
(Unaudited)

Par Value	Description	Value (Note 2)
$15,500,000	Verizon Global
	Funding Corp. 7 3/4%,
	due 12/01/30	$21,478,582
5,000,000	Vodafone Group Plc
	(United Kingdom)
	7 7/8%, due 2/15/30	6,832,430
		103,426,592

Par Value	Description	Value (Note 2)
	■ NON-UTILITY—0.4%
$8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	$10,774,328
		10,774,328
	Total Bonds
	(Cost $459,599,900)	511,157,398

TOTAL INVESTMENTS—135.2% (Cost $2,838,392,649)	3,650,893,079
Borrowings—(25.9)%	(700,000,000)
Other assets less liabilities—(9.3)%	(251,155,200)
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$2,699,737,879

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(b)	All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of these financial statements.

9

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2015
(Unaudited)

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments at April 30, 2015:

	Level 1	Level 2
Common stocks & MLP interests	$3,096,339,174	—
Preferred stocks	43,396,507	—
Bonds	—	$511,157,398
Total	$3,139,735,681	$511,157,398

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at April 30, 2015.

SECTOR ALLOCATION*	ASSET CLASS ALLOCATION*

*	Percentages are based on total investments rather than total net assets applicable to common stock and include securities pledged as collateral for the Fund's credit facility.

The accompanying notes are an integral part of these financial statements.

10

DNP SELECT INCOME FUND INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015
(Unaudited)

ASSETS:
Investments at value (cost $2,838,392,649) including $527,772,131 of securities loaned	$3,650,893,079
Cash	48,158,147
Receivables:
Interest	8,749,363
Dividends	8,189,808
Securities sold	5,051,989
Securities lending income	2,429
Deferred offering costs, net (Note 6)	3,600,831
Prepaid expenses	266,574
Total assets	3,724,912,220

LIABILITIES:
Borrowings (Note 7)	700,000,000
Dividends payable on common stock	18,065,754
Investment advisory fee (Note 3)	1,649,326
Administrative fee (Note 3)	387,399
Payable for securities purchased	4,117,065
Interest payable on floating rate mandatory redeemable preferred shares (Note 6)	579,038
Accrued expenses	375,759
Floating Rate Mandatory Redeemable Preferred Shares (3,000 shares issued and
outstanding; liquidation preference $100,000 per share) (Note 6)	300,000,000
Total liabilities	1,025,174,341
NET ASSETS APPLICABLE TO COMMON STOCK	$2,699,737,879

CAPITAL:
Common stock ($0.001 par value per share; 300,000,000 shares authorized and
277,934,674 shares issued and outstanding)	$277,935
Additional paid-in capital	1,936,695,664
Accumulated net realized gain on investments	60,429,218
Distributions in excess of net investment income	(110,135,766)
Net unrealized appreciation on investments and foreign currency translation	812,470,828
Net assets applicable to common stock	$2,699,737,879
NET ASSET VALUE PER SHARE OF COMMON STOCK	$9.71

The accompanying notes are an integral part of these financial statements.

11

DNP SELECT INCOME FUND INC.
STATEMENT OF OPERATIONS
For the six month ended
April 30, 2015
(Unaudited)

INVESTMENT INCOME:
Interest	$12,452,650
Dividends (less foreign withholding tax of $582,053)	63,721,643
Less return of capital distributions (Note 2)	(14,718,197)
Securities lending income, net	173,937
Total investment income	61,630,033

EXPENSES:
Investment advisory fees (Note 3)	10,121,163
Interest expense and fees on borrowings (Note 7)	3,928,740
Floating rate mandatory redeemable preferred stock interest expense (Note 6)	3,459,464
Administrative fees (Note 3)	2,371,356
Reports to shareholders	510,400
Amortization of offering costs (Note 6)	337,058
Custodian fees	215,100
Directors’ fees (Note 3)	204,738
Transfer agent fees	170,600
Professional fees	161,100
Other expenses	213,109
Total expenses	21,692,828
Net investment income	39,937,205

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	64,532,212
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translation	(134,832,029)
Net realized and unrealized loss	(70,299,817)

NET DECREASE IN NET ASSETS APPLICABLE TO COMMON STOCK
RESULTING FROM OPERATIONS	$(30,362,612)

The accompanying notes are an integral part of these financial statements.

12

DNP SELECT INCOME FUND INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2015 (Unaudited)	For the year ended October 31, 2014
OPERATIONS:
Net investment income	$39,937,205	$96,038,480
Net realized gain	64,532,212	87,489,145
Net change in unrealized appreciation (depreciation)	(134,832,029)	368,068,300
Net increase (decrease) in net assets applicable to
common stock resulting from operations	(30,362,612)	551,595,925

DISTRIBUTIONS TO COMMON STOCKHOLDERS:
Net investment income	(39,937,205)*	(107,622,204)
In excess of net investment income	(68,171,477)*	—
Net realized gains on investment transactions	— *	(81,896,396)
Return of capital	— *	(24,619,257)
Decrease in net assets from distributions to common
stockholders (Note 5)	(108,108,682)	(214,137,857)

CAPITAL STOCK TRANSACTIONS:
Shares issued to common stockholders from dividend reinvestment
of 1,749,073 and 3,669,092 shares, respectively	17,631,213	34,884,247
Net increase in net assets derived from capital share transactions	17,631,213	34,884,247
Total increase in net assets	(120,840,081)	372,342,315

TOTAL NET ASSETS APPLICABLE TO COMMON STOCK:
Beginning of period	2,820,577,960	2,448,235,645
End of period (including distributions in excess of net investment
income of $110,135,766 and $45,633,711, respectively)	$2,699,737,879	$2,820,577,960

*	Allocations to net investment income, net realized gains and/or return of capital will be determined at fiscal year end.

The accompanying notes are an integral part of these financial statements.

13

DNP SELECT INCOME FUND INC.
STATEMENT OF CASH FLOWS
For the six months ended
April 30, 2015
(Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities:
Interest received	$16,722,570
Income dividends received	49,016,825
Return of capital distributions on investments	15,788,439
Long-term capital gains dividends received	31,730
Securities lending income, net	173,048
Interest paid on borrowings	(3,890,653)
Expenses paid including distributions on preferred stock	(17,611,141)
Purchase of investment securities	(361,823,002)
Proceeds from sales and maturities of investment securities	403,855,369
Net cash provided by operating activities		$102,263,185

Cash flows provided by (used in) financing activities:
Distributions paid	(107,994,993)
Proceeds from issuance of common stock under dividend
reinvestment plan	17,631,213
Net cash used in financing activities		(90,363,780)
Net increase in cash and cash equivalents		11,899,405
Cash and cash equivalents—beginning of period		36,258,742
Cash and cash equivalents—end of period		$48,158,147
Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations		$(30,362,612)
Purchase of investment securities	(361,823,002)
Proceeds from sales and maturities of investment securities	403,855,369
Net realized gain on investments	(64,532,212)
Net change in unrealized (appreciation) depreciation on investments	134,832,029
Amortization of premiums and discounts on debt securities	3,902,342
Return of capital distributions on investments	14,718,197
Long-term capital gains dividends received	31,730
Decrease in interest receivable	367,578
Decrease in dividends receivable	1,083,622
Decrease in accrued expenses	(146,024)
Amortization of offering costs	337,058
Increase in other receivable	(890)
Total adjustments		132,625,797
Net cash provided by operating activities		$102,263,185

The accompanying notes are an integral part of these financial statements.

14

DNP SELECT INCOME FUND INC.
FINANCIAL HIGHLIGHTS—SELECTED PER SHARE DATA AND RATIOS

     The table below provides information about income and capital changes for a share of common stock outstanding throughout the periods indicated (excluding supplemental data provided below):

	For the six months ended April 30, 2015 (Unaudited)	For the year ended October 31, 2014	For the ten months ended October 31, 2013	For the year ended December 31,
PER SHARE DATA:				2012	2011	2010	2009
Net asset value:
Beginning of period	$10.21	$8.98	$8.23	$8.33	$7.50	$7.23	$6.60
Net investment income	0.15	0.35	0.27	0.48	0.45	0.54	0.50
Net realized and unrealized
gain (loss)	(0.26)	1.66	1.13	0.21	1.17	0.52	0.93
Dividends on auction preferred stock
from net investment income (1)	—	—	—	(0.02)	(0.01)	(0.01)	(0.02)
Benefit to common stockholders
from tender offer for
preferred stock	—	—	—	0.01	—	—	—
Net increase (decrease) from
investment operations applicable
to common stock	(0.11)	2.01	1.40	0.68	1.61	1.05	1.41
Distributions on common stock:
Net investment income	(0.15)	(0.39)	(0.30)	(0.44)	(0.66)	(0.67)	(0.54)
In excess of net investment
income	(0.24)	—	—	—	—	—	—
Net realized gains on investment
transactions	—	(0.30)	(0.33)	(0.28)	(0.09)	—	—
Return of capital	—	(0.09)	(0.02)	(0.06)	(0.03)	(0.11)	(0.24)
Total distributions	(0.39)	(0.78)	(0.65)	(0.78)	(0.78)	(0.78)	(0.78)
Net asset value:
End of period	$9.71	$10.21	$8.98	$8.23	$8.33	$7.50	$7.23

Per share market value:
End of period	$10.68	$10.47	$9.70	$9.47	$10.92	$9.14	$8.95

RATIOS TO AVERAGE NET
ASSETS APPLICABLE
TO COMMON STOCK:
Operating expenses	1.57%*	1.60%	1.55%*	1.77%	1.95%	2.20%	2.49%
Operating expenses, without
leverage	1.01%*	1.05%	1.07%*	1.18%	1.21%	1.34%	1.40%
Net investment income	2.90%*	3.67%	3.58%*	5.03%	5.24%	6.25%	7.14%
SUPPLEMENTAL DATA:
Total return on market value (2)	6.03%	17.05%	9.69%	(6.17)%	29.60%	11.35%	61.41%
Total return on net asset value (2)	(1.05)%	23.37%	17.35%	8.53%	22.54%	15.65%	23.96%
Portfolio turnover rate	10%	16%	10%	14%	13%	20%	18%
Asset coverage ratio on
borrowings, end of period	529%	546%	400%	374%	502%	465%	451%
Asset coverage ratio on preferred
stock, end of period	1,000%	1,040%	1,872%	1,706%	604%	548%	526%
Net assets applicable to common
stock, end of period
(000’s omitted)	$2,699,738	$2,820,578	$2,448,236	$2,219,458	$2,013,929	$1,791,273	$1,703,400

*	Annualized
(1)	The auction preferred stock was fully redeemed in 2012.
(2)	Total return on market value assumes a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period shown in the table and assumes reinvestment of dividends at the actual reinvestment prices obtained under the terms of the Fund’s dividend reinvestment plan. Total return on net asset value uses the same methodology, but with use of net asset value for beginning, ending and reinvestment values.

The accompanying notes are an integral part of these financial statements.

15

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2015
(Unaudited)

Note 1. Organization:

     DNP Select Income Fund Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective. In 2013, the Fund changed its fiscal year end to October 31 from December 31.

Note 2. Significant Accounting Policies:

The following are the significant accounting policies of the Fund:

     A. Investment Valuation: Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ Stock Market are valued at the last reported sale price or, if there was no sale on the valuation date, then the security is valued at the mean of the bid and ask prices, in each case using valuation data provided by an independent pricing service, and are generally classified as Level 1. Equity securities traded on more than one securities exchange shall be valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities and are classified as Level 1. If there was no sale on the valuation date, then the security is valued at the mean of the closing bid and ask prices of the exchange representing the principal market for such securities. Debt securities are valued at the mean of the bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair value of such securities and are generally classified as Level 2. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors and are classified as Level 2 or 3 based on the valuation inputs.

     B. Investment Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for financial reporting purposes. Discounts and premiums are not amortized for tax purposes.

     The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. Dividend income is recorded using management’s estimate of the percentage of income included in the distributions received from the MLP investments based on their historical dividend results. Distributions received in excess of this estimated amount are recorded as a reduction of cost of investments (i.e., a return of capital). The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended April 30, 2015, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

     C. Federal Income Taxes: It is the Fund’s intention to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders. Therefore, no provision for Federal income or excise taxes is

16

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
April 30, 2015
(Unaudited)

required. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s tax returns filed for the tax years 2011 to 2014 are subject to review.

     D. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation at the mean of the quoted bid and asked prices of such currencies. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     E. Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 3. Agreements and Management Arrangements:

     A. Adviser and Administrator: The Fund has an Advisory Agreement with Duff & Phelps Investment Management Co. (the “Adviser”) an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), to provide professional investment management services for the Fund and has an Administration Agreement with J. J. B. Hilliard, W. L. Lyons, LLC (the “Administrator”) to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at annual rates of 0.60% of the Average Weekly Managed Assets of the Fund up to $1.5 billion and 0.50% of Average Weekly Managed Assets in excess thereof. The Administrator receives a quarterly fee at annual rates of 0.20% of Average Weekly Managed Assets up to $1 billion, and 0.10% of Average Weekly Managed Assets over $1 billion. For purposes of the foregoing calculations, “Average Weekly Managed Assets” is defined as the average weekly value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage).

     B. Directors: The Fund pays each director not affiliated with the Adviser an annual fee plus a fee for certain meetings of the board or committees of the board attended. Total fees paid to directors for the six months ended April 30, 2015 were $204,738.

     C. Affiliated Shareholder: At April 30, 2015, Virtus Partners, Inc. (a wholly owned subsidiary of Virtus) held 185,682 shares of the Fund, which represent 0.07% of the shares of common stock outstanding. These shares may be sold at any time.

17

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
April 30, 2015
(Unaudited)

Note 4. Investment Transactions:

     Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2015 were $362,859,442 and $408,939,089 respectively.

Note 5. Distributions and Tax Information:

     At October 31, 2014, the federal tax cost and aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,866,087,593	$981,028,616	$(61,246,204)	$919,782,412

     The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to MLP earnings and basis adjustments, the tax deferral of wash sales losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

     The Fund declares and pays monthly dividends on its common shares of a stated amount per share. Subject to approval and oversight by the Fund’s Board of Directors, the Fund seeks to maintain a stable distribution level (a “Managed Distribution Plan”) consistent with the Fund’s primary investment objective of current income. If and when sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return capital in order to maintain the $0.065 per common share distribution level. The amount and timing of distributions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

     The tax character of distributions to common shareholders during the year ended October 31, 2014, ten months ended October 31, 2013, and year ended December 2012 was as follows:

	10/31/14	10/31/13	12/31/12
Distributions paid from:
Ordinary income	$109,816,279	$84,571,087	$109,901,354
Long-term capital gains	79,463,829	86,728,956	69,262,530
Return of capital	24,619,257	4,785,164	14,037,698
Total distributions	$213,899,365	$176,085,207	$193,201,582

The tax character of distributions paid in 2015 will be determined at the Fund’s fiscal year end, October 31, 2015.

18

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
April 30, 2015
(Unaudited)

Note 6. Floating Rate Mandatory Redeemable Preferred Shares:

     In 2014, the Fund issued 3,000 Floating Rate Mandatory Redeemable Preferred Shares (“MRP Shares”) in four series each with a liquidation preference of $100,000 per share. Proceeds from the issuances were used to redeem all of the remaining outstanding shares of Remarketed Preferred Stock and to reduce the size of the Fund’s credit facility.

Key terms of each series of MRP Shares at April 30, 2015 are as follows:

Series	Shares Outstanding	Liquidation Preference	Quarterly Rate Reset	Rate	Mandatory Redemption Date
A	1,320	$132,000,000	3M LIBOR +2.00%	2.27%	4/1/2019
B	600	60,000,000	3M LIBOR +2.05%	2.32%	4/1/2021
C	750	75,000,000	3M LIBOR +2.15%	2.42%	4/1/2024
D	330	33,000,000	3M LIBOR +1.95%	2.22%	4/1/2021
	3,000	$300,000,000

     Holders of the MRP Shares are entitled to receive quarterly cumulative cash dividend payments on the first business day following each quarterly dividend date which is the last day of each of March, June, September and December.

     MRP Shares are subject to optional and mandatory redemption by the Fund in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends plus, in some cases, an early redemption premium (which varies based on the date of redemption). The fair value of the MRP Shares is estimated to be their liquidation preference. The Fund is subject to certain restrictions relating to the MRP Shares such as maintaining certain asset coverage, effective leverage ratio and overcollateralization ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders and could trigger the mandatory redemption of the MRP Shares at liquidation value.

     The Fund incurred costs in connection with the issuance of the MRP Shares. These cost were recorded as a deferred charge and are being amortized over the respective life of each series of MRP Shares. Amortization of these costs is included under the caption “Amortization of offering costs” on the Statement of Operations and the unamortized balance is included under the caption “Deferred offering costs” on the Statement of Assets and Liabilities.

     In general, the holders of the MRP Shares and of the Common Stock have equal voting rights of one vote per share. The holders of the MRP Shares are entitled to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the MRP Shares and the Common Stock.

19

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
April 30, 2015
(Unaudited)

Note 7. Borrowings:

     The Fund has a Committed Facility Agreement (the “Facility”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash up to a limit of $700,000,000. Borrowings under the Facility are collateralized by certain assets of the Fund (the “Hypothecated Securities”). The Fund expressly grants the Bank the right to reregister the Hypothecated Securities in its own name or in another name other than the Fund’s and to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Hypothecated Securities. Interest is charged at 3 month LIBOR (London Inter-bank Offered Rate) plus an additional percentage rate of 0.85% on the amount borrowed. A commitment fee of 0.60% on any undrawn balance is also paid and is included in interest expense and fees on the Statement of Operations. The Bank has the ability to require repayment of the Facility upon six months’ notice or following an event of default. In addition, the Bank has the ability to require repayment upon 29 days’ notice conditioned on a three-notch or greater decline in the Bank’s long-term credit rating. For the six months ended April 30, 2015, the average daily borrowings under the Facility and the weighted daily average interest rate were $700,000,000 and 1.11%, respectively. As of April 30, 2015, the amount of such outstanding borrowings was $700,000,000 and the applicable interest rate was 1.13%.

     The Bank has the ability to borrow the Hypothecated Securities (“Rehypothecated Securities”). The Fund is entitled to receive a fee from the Bank in connection with any borrowing of Rehypothecated Securities. The fee is computed daily based on a percentage of the difference between the fair market rate as determined by the Bank and the Fed Funds Open and is paid monthly. The Fund can designate any Hypothecated Security as ineligible for rehypothecation and can recall any Rehypothecated Security at any time and if the Bank fails to return it (or an equivalent security) in a timely fashion, the Bank will be liable to the Fund for the ultimate delivery of such security and certain costs associated with delayed delivery. In the event the Bank does not return the security or an equivalent security, the Fund will have the right to, among other things, apply and set off an amount equal to 100% of the then-current fair market value of such Rehypothecated Securities against any amounts owed to the Bank under the Facility. The Fund is entitled to receive an amount equal to any and all interest, dividends or distributions paid or distributed with respect to any Hypothecated Security on the payment date. At April 30, 2015, Hypothecated Securities under the Facility had a market value of $1,755,910,890 and Rehypothecated Securities had a market value of $527,772,131. If at the close of any business day, the value of all outstanding Rehypothecated Securities exceeds the value of the Fund’s borrowings, the Bank shall promptly, at its option, either reduce the amount of the outstanding Rehypotheticated Securities or deliver an amount of cash at least equal to the excess amount.

20

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
April 30, 2015
(Unaudited)

Note 8. Indemnifications:

     Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 9. Subsequent Events:

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

21

RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

     Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the terms of the Fund’s investment advisory agreement must be reviewed and approved at least annually by the Board of Directors of the Fund (the “Board”), including a majority of the directors who are not “interested persons” of the Fund, as defined in section 2(a)(19) of the 1940 Act (the “Independent Directors”). Section 15(c) of the 1940 Act also requires the Fund’s directors to request and evaluate, and the Fund’s investment adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the investment advisory agreement. To assist the Board with this responsibility, the Board has appointed a Contracts Committee, which is composed of three Independent Directors and acts under a written charter that was most recently amended on May 11, 2011. A copy of the charter is available on the Fund’s website at www.dnpselectincome.com and in print to any shareholder, upon request.

     The Contracts Committee, assisted by the advice of independent legal counsel, conducted an annual review of the terms of the Fund’s contractual arrangements, including the investment advisory agreement with Duff & Phelps Investment Management Co. (the “Adviser”). Set forth below is a description of the Contracts Committee’s annual review of the Fund’s investment advisory agreement, which provided the material basis for the Board’s decision to continue the investment advisory agreement.

     In the course of the Contracts Committee’s review, the members of the Contracts Committee considered all of the information they deemed appropriate, including informational materials furnished by the Adviser in response to a request made by the Contracts Committee. In arriving at its recommendation that continuation of the investment advisory agreement was in the best interests of the Fund and its shareholders, the Contracts Committee took into account all factors that it deemed relevant, without identifying any single factor or group of factors as all-important or controlling. Among the factors considered by the Contracts Committee, and the conclusion reached with respect to each, were the following:

     Nature, extent, and quality of services. The Contracts Committee considered the nature, extent and quality of the services provided to the Fund by the Adviser. Among other materials, the Adviser furnished the Contracts Committee with a copy of its most recent investment adviser registration form (Form ADV). In evaluating the quality of the Adviser’s services, the Contracts Committee noted the various complexities involved in the operations of the Fund, such as the use of multiple forms of leverage (preferred stock and borrowings under a credit facility) and the rehypothecation of portfolio securities pledged under the credit facility, and concluded that the Adviser is consistently providing high-quality services to the Fund in an increasingly complex environment. The Contracts Committee also acknowledged the unprecedented disruption of the credit and capital markets during the recent period and the commendable skill shown by the Adviser and its personnel in managing the Fund’s portfolio in the face of such extraordinary challenges. The Contracts Committee also considered the length of service of the individual professional employees of the Adviser who provide services to the Fund and noted an almost total lack of turnover. In the Contracts Committee’s view, the long-term service of capable and conscientious professionals provides a significant benefit to the Fund and its shareholders. The Contracts Committee also considered the Fund’s investment performance as discussed below. The Contracts Committee also took into account its evaluation of the quality of the Adviser’s code of ethics and compliance program. In light of the foregoing, the Contracts Committee concluded that it was generally satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

     Investment performance of the Fund and the Adviser. The Contracts Committee reviewed the Fund’s investment performance over time and compared that performance to other funds in its peer group. In making its

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comparisons, the Contracts Committee utilized a report from Lipper Inc. (“Lipper”), an independent provider of investment company data. As reported by Lipper, the Fund’s net asset value (“NAV”) total return ranked in the first or second quintile among all closed-end equity funds categorized by Lipper as utility funds for the 3-, 4-, 5- and 10-year periods ended June 30, 2014, while noting that it performed slightly below the median for the 1- and 2-year periods ended June 30, 2014. According to data provided by the Adviser, the Fund’s NAV total return also outperformed a composite of the Dow Jones Utility Index and the Barclays U.S. Utility Bond Index, and a composite of the S&P 500 Utilities Index and the Barclays U.S. Utility Bond Index, each calculated to reflect the relative weights of the Fund’s equity and bond portfolios, for the 1-, 3- and 5-year periods ended June 30, 2014. The Contracts Committee also considered that since current income is one of the Fund’s primary objectives, one of the best measures of the Adviser’s performance is the fact that the Fund has been paying a regular 6.5 cent per share monthly distribution on its common stock since July 1997. The Contracts Committee noted that the Fund’s managed distribution plan provides for the Fund to distribute all available investment income to shareholders and, if sufficient investment income is not available on a monthly basis, to distribute long-term capital gains and/or return capital to its shareholders in order to maintain the 6.5 cent per share monthly distribution level. Additionally, the Contracts Committee considered the fact that over a 10-year period ended June 30, 2014, the Fund’s common stock has traded at a premium to NAV over 95% of the time (even though most closed-end funds trade at a discount to NAV) as further evidence of the Adviser’s successful management of the Fund’s investment portfolio.

     Costs of services and profits realized. The Contracts Committee considered the reasonableness of the compensation paid to the Adviser, in both absolute and comparative terms, and also the profits realized by the Adviser and its affiliates from its relationship with the Fund. To facilitate this analysis, the Contracts Committee retained Lipper to furnish a report comparing the Fund’s management fee (defined as the sum of the advisory fee and administration fee) and other expenses to the similar expenses of other comparable funds selected by Lipper (the “Lipper expense group”). The Contracts Committee reviewed, among other things, information provided by Lipper comparing the Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (reflecting fee waivers, if any) as a percentage of total assets and as a percentage of assets attributable to common stock to other funds in its Lipper expense group. Based on the data provided on management fee rates, the Contracts Committee noted that: (i) the Fund’s contractual management fee rate at a common asset level was lower than the median of its Lipper expense group; and (ii) the actual management fee rate was lower than the median of its Lipper expense group on a total asset basis, and was at the median on the basis of assets attributable to common stock.

     The Adviser also furnished the Contracts Committee with copies of its financial statements. In reviewing those financial statements, the Contracts Committee examined the profitability of the investment advisory agreement to the Adviser and determined that the profitability of that contract was within the range that courts had found reasonable. The Contracts Committee considered that the Adviser must be able to compensate its employees at competitive levels in order to attract and retain high-quality personnel to provide high-quality service to the Fund. The Contracts Committee concluded that the investment advisory fee was the product of arm’s length bargaining and that it was fair and reasonable to the Fund.

     Economies of scale. The Contracts Committee considered whether the Fund has appropriately benefited from any economies of scale. The Contracts Committee noted the breakpoints whereby the advisory fee is reduced at higher asset levels and concluded that any economies of scale are being shared between Fund shareholders and the Adviser in an appropriate manner.

     Comparison with other advisory contracts. The Contracts Committee also received comparative information from the Adviser with respect to its standard fee schedule for investment advisory clients other than the

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Fund. The Contracts Committee noted that, among all accounts managed by the Adviser, the Fund’s advisory fee rate is comparable to the Adviser’s standard fee schedule at certain asset levels. However, the Contracts Committee noted that the services provided by the Adviser to the Fund are significantly more extensive and demanding than the services provided by the Adviser to its non-investment company, institutional accounts. Specifically, in providing services to the Fund, the Contracts Committee considered that the Adviser needs to: (1) comply with the 1940 Act, the Sarbanes-Oxley Act and other federal securities laws and New York Stock Exchange requirements, (2) provide for external reporting (including quarterly and semi-annual reports to shareholders, annual audited financial statements and disclosure of proxy voting), tax compliance and reporting (which are particularly complex for investment companies), requirements of Section 19 of the 1940 Act relating to the source of distributions, (3) prepare for and attend meetings of the Board and its committees, (4) communicate with Board and committee members between meetings, (5) communicate with a retail shareholder base consisting of thousands of investors, (6) manage the use of different forms of financial leverage and (7) respond to unanticipated issues such as the recent problems with the preferred stock auction markets. Based on the fact that the Adviser only provides the foregoing services to its investment company clients and not to its institutional account clients, the Contracts Committee concluded that comparisons between the two fee structures would not be appropriate or meaningful. Furthermore, the Contracts Committee noted that many of the Adviser’s other clients would not be considered “like accounts” of the Fund because these accounts are not of similar size and do not have the same investment objectives as, or possess other characteristics similar to, the Fund.

     Indirect benefits. The Contracts Committee considered possible sources of indirect benefits to the Adviser from its relationship to the Fund, including brokerage and soft dollar arrangements. In this regard, the Contracts Committee noted that the Fund does not utilize affiliates of the Adviser for brokerage purposes, that the Adviser does not use third-party soft dollar arrangements and that the Adviser has continued to seek opportunities to reduce brokerage costs borne by the Fund.

     Based upon its evaluation of all material factors, including the foregoing, and assisted by the advice of independent legal counsel, the Contracts Committee concluded that the continued retention of the Adviser as investment adviser to the Fund was in the best interests of the Fund and its shareholders. Accordingly, the Contracts Committee recommended to the full Board that the investment advisory agreement with the Adviser be continued for a term commencing on April 30, 2015 and ending on March 1, 2016. On December 19, 2014, the Contracts Committee presented its recommendations, and the criteria on which they were based, to the full Board, whereupon the Board, including all of the Independent Directors voting separately, accepted the Contracts Committee’s recommendations and unanimously approved the continuation of the current investment advisory agreement with the Adviser for a term commencing on April 30, 2015 and ending on March 1, 2016.

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INFORMATION ABOUT PROXY VOTING BY THE FUND (Unaudited)

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s website www.dnpselectincome.com or on the SEC’s website www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s website at www.dnpselectincome.com or on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S PORTFOLIO HOLDINGS (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended January 31 and July 31) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) 732-0330. In addition, the Fund’s Form N-Q is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s website at www.dnpselectincome.com.

REPORT ON ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

     The Annual Meeting of Shareholders of the Fund was held on June 18, 2015. The following is a description of each matter voted upon at the meeting and the number of votes cast on each matter:

		Shares Voted For	Shares Withheld
1.	Election of directors*
	Directors elected by the holders of the Fund’s common stock to serve until
	the Annual Meeting in the year 2018 and until their successors are duly
	elected and qualified:
	Donald C. Burke	219,263,768	3,992,282
	Stewart E. Conner	218,534,858	4,721,193
	Eileen A. Moran	219,487,153	3,768,898
	David J. Vitale	218,741,787	4,514,264

*	Directors whose term of office continued beyond this meeting are as follows: Robert J. Genetski, Philip R. McLoughlin, Geraldine M. McNamara, Nathan I. Partain, Christian H. Poindexter and Carl F. Pollard.
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Board of Directors

DAVID J. VITALE,
Chairman

DONALD C. BURKE

STEWART E. CONNER

ROBERT J. GENETSKI

PHILIP R. MCLOUGHLIN

GERALDINE M. MCNAMARA

EILEEN A. MORAN

NATHAN I. PARTAIN, CFA

CHRISTIAN H. POINDEXTER

CARL F. POLLARD

Officers

NATHAN I. PARTAIN, CFA
President, Chief Executive Officer and
Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President and Secretary

ALAN M. MEDER, CFA, CPA
Treasurer and Assistant Secretary

JOYCE B. RIEGEL
Chief Compliance Officer

DIANNA P. WENGLER
Vice President and Assistant Secretary

DNP Select
Income Fund Inc.

Common stock listed on the New York
Stock Exchange under the symbol DNP

200 South Wacker Drive, Suite 500
Chicago, IL 60606
(312) 368-5510

Shareholder inquiries please contact:

Transfer Agent and
Dividend Disbursing
Agent

Computershare
P.O. Box 43078
Providence, RI 02940
(877) 381-2537

Investment Adviser

Duff & Phelps Investment
Management Co.
200 South Wacker Drive, Suite 500
Chicago, IL 60606
(312) 368-5510

Administrator

J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, KY 40202
(888) 878-7845

Custodian

The Bank of New York Mellon

Legal Counsel

Mayer Brown LLP

Independent Registered Public Accounting Firm

Ernst & Young LLP

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Included as part of the report to stockholders filed under Item 1 of this report.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, no purchases were made by or on behalf of the registrant or any “affiliated purchaser” (as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the “Exchange Act”)) of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors have been implemented after the registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (i.e., in the registrant’s Proxy Statement dated May 7, 2015) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

(c)	Exhibit 99(c)	Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid during the period ended April 30, 2015 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on August 26, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain

Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: June 30, 2015

By (Signature and Title)	/s/ Alan M. Meder

Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date: June 30, 2015